Intangible Assets, Net (Tables)	12 Months Ended
Dec. 31, 2025
Intangible Assets, Net [Abstract]
Schedule of Intangible Assets, Net

Intangible assets, net consisted of the following:

	As of December 31,
	2024	2025	2025
	RMB	RMB	US$
Customer relationships	132,443	126,692	18,117
Purchased software	579	642	92
Technology	2,900	2,900	415
Less: Accumulated amortization and impairment	(77,937)	(85,605)	(12,242)
Total intangible assets, net	57,985	44,629	6,382